Financial instruments and risk management - Market risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	R$ 864,184	R$ (2,207,470)	R$ 325,452
Assets	18,533,473	15,794,457
Gains (losses) recognized at Market Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	34,971	(1,415,363)	325,452
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(2,335,165)	(2,561,727)
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(14,890,575)	(12,520,812)
Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	997,893	875,382
Aircraft sublease receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	274,198	312,937
Gain (loss) on interest rate risk | Gains (losses) recognized at Market Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	48,571	30,949	142,220
Gain (loss) on aviation fuel price risk (“QAV”) | Gains (losses) recognized at Market Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	75,075	(1,371,941)	115,189
Gain (loss) on aviation fuel price risk (“QAV”) | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(9,383)
Gain (loss) on foreign exchange risk | Gains (losses) recognized at Market Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	(88,675)	(74,371)	R$ 68,043
Gain (loss) on foreign exchange risk | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,691,792	2,564,923
Liabilities	(27,753,019)	(20,068,730)
Net exposure	(25,061,227)	(17,503,807)		$ (4,490,857)		$ (3,368,254)
Gain (loss) on foreign exchange risk | Exposure to US$ | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(624,162)	(831,429)
Gain (loss) on foreign exchange risk | Exposure to US$ | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(8,506,445)	(5,741,253)
Gain (loss) on foreign exchange risk | Exposure to US$ | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(14,814,400)	(12,463,426)
Gain (loss) on foreign exchange risk | Exposure to US$ | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	(81,274)
Gain (loss) on foreign exchange risk | Exposure to US$ | Provisions and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(3,808,012)	(951,348)
Gain (loss) on foreign exchange risk | Exposure to US$ | Cash and cash equivalents and short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	244,239	262,309
Gain (loss) on foreign exchange risk | Exposure to US$ | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	100,640	232,950
Gain (loss) on foreign exchange risk | Exposure to US$ | Security deposits and maintenance reserves
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,918,517	1,540,231
Gain (loss) on foreign exchange risk | Exposure to US$ | Aircraft sublease receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	274,198	312,937
Gain (loss) on foreign exchange risk | Exposure to US$ | Derivative rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	155,920
Gain (loss) on foreign exchange risk | Exposure to US$ | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	154,198	60,576
Gain (loss) on foreign exchange risk | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	911,071	854,462
Liabilities	0	0
Net exposure	911,071	854,462			€ 144,134		€ 133,972
Gain (loss) on foreign exchange risk | Exposure to € | Cash and cash equivalents and short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 911,071	R$ 854,462